Exhibit 99.1

NISSAN AUTO LEASE TRUST 2014-A
Monthly Servicer's Report
for the month of June 2016

Collection Period Start	1-Jun-16	Distribution Date	15-Jul-16
Collection Period End	30-Jun-16	30/360 Days	30
Beg. of Interest Period	15-Jun-16	Actual/360 Days	30
End of Interest Period	15-Jul-16

SUMMARY
	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		1,011,912,858.76	300,050,344.27	258,122,233.94	0.2550835
Total Securities		1,011,912,858.76	300,050,344.27	258,122,233.94	0.2550835
Class A-1 Notes	0.180000%	128,000,000.00	0.00	0.00	0.0000000
Class A-2a Notes	0.480000%	182,500,000.00	0.00	0.00	0.0000000
Class A-2b Notes	0.000000%	182,500,000.00	0.00	0.00	0.0000000
Class A-3 Notes	0.800000%	242,000,000.00	23,137,485.51	0.00	0.0000000
Class A-4 Notes	1.040000%	115,000,000.00	115,000,000.00	96,209,375.18	0.8366033
Certificates	0.000000%	161,912,858.76	161,912,858.76	161,912,858.76	1.0000000

	Principal Payment Due	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	0.00	0.00	0.0000000	0.0000000
Class A-2a Notes	0.00	0.00	0.0000000	0.0000000
Class A-2b Notes	0.00	0.00	0.0000000	0.0000000
Class A-3 Notes	23,137,485.51	15,424.99	95.6094443	0.0637396
Class A-4 Notes	18,790,624.82	99,666.67	163.3967376	0.8666667
Certificates	0.00	0.00	0.0000000	0.0000000
Total Securities	41,928,110.33	115,091.66

I. COLLECTIONS

Lease Payments: ( Lease SUBI)
Monthly Principal				4,335,225.10
Monthly Interest				1,392,885.44
Total Monthly Payments				5,728,110.54

Interest Rate Cap Payments				0.00

Advances:
Aggregate Monthly Payment Advances				260,224.86
Aggregate Sales Proceeds Advance				20,938,644.80
Total Advances				21,198,869.66

Vehicle Disposition Proceeds:
Reallocation Payments				24,476,625.01
Repurchase Payments				1,386,788.23
Net Auction Proceeds				0.00
Recoveries				0.00
Net Liquidation Proceeds				8,936,850.58
Excess Wear and Tear and Excess Mileage				282,358.90
Remaining Payoffs				0.00
Net Insurance Proceeds				268,570.79
Residual Value Surplus				502,402.74
Total Collections				62,780,576.45

Vehicle Disposition Activity for the current month - Terminated and Sold (included in Vehicle Disposition Proceeds)	Reallocation Payments	Net Insurance Sales	Lease Payoffs	Count
Early Termination	17,412,490.14			1,108
Involuntary Repossession	65,050.00			6
Voluntary Repossession	29,932.00			2
Full Termination	6,946,145.87			454
Bankruptcy	23,007.00			2
Insurance Payoff		260,727.35		14
Customer Payoff			309,241.72	16
Grounding Dealer Payoff			5,450,508.11	274
Dealer Purchase			2,091,638.28	100
Total	24,476,625.01	260,727.35	7,851,388.11	1,976

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2014-A
Monthly Servicer's Report
for the month of June 2016

II. COLLATERAL POOL BALANCE DATA
	Number	Book Amount	Discount Rate	Securitization Value
Pool Balance - Beginning of Period	16,576	342,935,969.90	7.00000%	300,050,344.27
Total Depreciation Received		(4,871,630.66)		(4,141,257.97)
Principal Amount of Gross Losses	(25)	(489,617.84)		(428,640.06)
Repurchase / Reallocation	(77)	(1,518,751.89)		(1,386,788.23)
Early Terminations	(966)	(18,738,091.04)		(16,274,166.03)
Scheduled Terminations	(1,085)	(21,920,558.70)		(19,697,258.04)
Pool Balance - End of Period	14,423	295,397,319.77		258,122,233.94

Remaining Pool Balance
Lease Payment				27,858,872.80
Residual Value				230,263,361.14
Total				258,122,233.94

III. DISTRIBUTIONS

Total Collections					62,780,576.45
Reserve Amounts Available for Distribution					0.00
Total Available for Distribution					62,780,576.45

1. Amounts due Indenture Trustee as Compensation or Indemnity					0.00
2. Reimbursement of Payment Advance					303,257.44
3. Reimbursement of Sales Proceeds Advance					19,209,752.47
4. Servicing Fee:
Servicing Fee Due					250,041.95
Servicing Fee Paid					250,041.95
Servicing Fee Shortfall					0.00
Total Trustee, Advances and Servicing Fee Paid					19,763,051.86

5. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall					0.00
Class A-1 Notes Interest on Interest Carryover Shortfall					0.00
Class A-1 Notes Monthly Available Interest Distribution Amount					0.00

Class A-1 Notes Monthly Interest Paid					0.00
Chg in Class A-1 Notes Int. Carryover Shortfall					0.00

Class A-2a Notes Monthly Interest
Class A-2 Notes Interest Carryover Shortfall					0.00
Class A-2 Notes Interest on Interest Carryover Shortfall					0.00
Class A-2 Notes Monthly Available Interest Distribution Amount					0.00

Class A-2 Notes Monthly Interest Paid					0.00
Chg in Class A-2 Notes Int. Carryover Shortfall					0.00

Class A-2b Notes Monthly Interest
Class A-2 Notes Interest Carryover Shortfall					0.00
Class A-2 Notes Interest on Interest Carryover Shortfall					0.00
Class A-2 Notes Monthly Available Interest Distribution Amount					0.00

Class A-2 Notes Monthly Interest Paid					0.00
Chg in Class A-2 Notes Int. Carryover Shortfall					0.00

Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall					0.00
Class A-3 Notes Interest on Interest Carryover Shortfall					0.00
Class A-3 Notes Monthly Available Interest Distribution Amount					15,424.99

Class A-3 Notes Monthly Interest Paid					15,424.99
Chg in Class A-3 Notes Int. Carryover Shortfall					0.00

Class A-4 Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Available Interest Distribution Amount	99,666.67

Class A-4 Notes Monthly Interest Paid	99,666.67
Chg in Class A-4 Notes Int. Carryover Shortfall	0.00

Certificate Monthly Interest
Certificate Interest Carryover Shortfall	0.00
Certificate Interest on Interest Carryover Shortfall	0.00
Certificate Monthly Available Interest Distribution Amount	0.00

Certificate Monthly Interest Paid	0.00
Chg in Certificate Int. Carryover Shortfall	0.00

Total Note and Certificate Monthly Interest
Total Note and Certificate Monthly Interest Due	115,091.66
Total Note and Certificate Monthly Interest Paid	115,091.66
Total Note and Certificate Interest Carryover Shortfall	0.00
Chg in Total Note and Certificate Int. Carryover Shortfall	0.00

Total Available for Principal Distribution	42,902,432.93

6. Total Monthly Principal Paid on the Notes
Total Monthly Principal Paid on the Class A Notes	41,928,110.33

Total Class A Noteholders' Principal Carryover Shortfall	0.00
Total Class A Noteholders' Principal Distributable Amount	41,928,110.33
Chg in Total Class A Noteholders' Principal Carryover Shortfall	0.00

7. Total Monthly Principal Paid on the Certificates	0.00

Total Certificateholders' Principal Carryover Shortfall	0.00
Total Certificateholders' Principal Distributable Amount	0.00
Chg in Total Certificateholders' Principal Carryover Shortfall	0.00

Remaining Available Collections	974,322.60

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2014-A
Monthly Servicer's Report
for the month of June 2016

IV. RESERVE ACCOUNT

Initial Reserve Account Amount			5,059,564.29
Required Reserve Account Amount			15,178,692.88
Beginning Reserve Account Balance			15,178,692.88
Additional Cash Infusion			0.00
Reinvestment Income for the Period			0.00
Reserve Fund Available for Distribution			15,178,692.88
Reserve Fund Draw Amount			0.00
Deposit of Remaining Available Collections			974,322.60
Gross Reserve Account Balance			16,153,015.48
Remaining Available Collections Released to Seller			974,322.60
Total Ending Reserve Account Balance			15,178,692.88

V. POOL STATISTICS

Weighted Average Remaining Maturity			5.75
Monthly Prepayment Speed			111%
Lifetime Prepayment Speed			89%

		$	units
Recoveries of Defaulted and Casualty Receivables		435,296.25
Securitization Value of Gross Losses and Casualty Receivables		428,640.06	25
Aggregate Defaulted and Casualty Gain (Loss)		6,656.19
Pool Balance at Beginning of Collection Period		300,050,344.27
Net Loss Ratio
Current Collection Period		0.0022%
Preceding Collection Period		0.0032%
Second Preceding Collection Period		-0.0121%
Third Preceding Collection Period		0.0355%

Cumulative Net Losses for all Periods		0.2882%	2,916,667.33

Delinquent Receivables:	% of BOP Pool Balance	Amount	Number
31-60 Days Delinquent	0.86%	2,590,938.22	141
61-90 Days Delinquent	0.29%	868,205.42	50
91-120 Days Delinquent	0.05%	152,133.47	9
More than 120 Days	0.01%	43,297.36	2
Total Delinquent Receivables:	1.22%	3,654,574.47	202

61+ Days Delinquencies as Percentage of Receivables (Beginning of Period)		Amount	Number
Current Collection Period		0.35%	0.37%
Preceding Collection Period		0.26%	0.27%
Second Preceding Collection Period		0.27%	0.29%
Third Preceding Collection Period		0.29%	0.31%

Aggregate Sales Performance of Auctioned Vehicles		$	units
Sales Proceeds		24,358,636.01	1547
Securitization Value		26,716,904.48	1547
Aggregate Residual Gain (Loss)		(2,358,268.47)

Cumulative Sales Performance of Auctioned Vehicles		$	units
Cumulative Sales Proceeds		266,926,644.82	17,001
Cumulative Securitization Value		292,335,904.23	17,001
Cumulative Residual Gain (Loss)		(25,409,259.41)

VI. RECONCILIATION OF ADVANCES

Beginning Balance of Residual Advance			41,181,758.15
Reimbursement of Outstanding Advance			19,209,752.47
Additional Advances for current period			20,938,644.80
Ending Balance of Residual Advance			42,910,650.48

Beginning Balance of Payment Advance			690,256.52
Reimbursement of Outstanding Payment Advance			303,257.44
Additional Payment Advances for current period			260,224.86
Ending Balance of Payment Advance			647,223.94

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been any material change in practices with respect to charge-
offs, collection and management of delinquent Leases, and the effect of any grace period, re-aging, re-structuring, partial payments or
other practices on delinquency and loss experience?	No

2. Have there been any material modifications, extensions or waivers to
Lease terms, fees, penalties or payments during the Collection Period?	No

3. Have there been any material breaches of representations, warranties
or covenants contained in the Leases?	No

4. Has there been any new issuance of notes or other securities backed by the
SUBI Assets?	No

5. Has there been any material additions, removals or substitutions of
SUBI Assets, or repurchases of SUBI Assets?	No

6. Has there been any material change in the underwriting, origination or acquisition
of Leases?	No